Document and Entity Information	12 Months Ended
Feb. 28, 2011
Document And Entity Information
Entity Registrant Name	Pan American Holdco Inc.
Entity Central Index Key	0001541336
Document Type	S-4
Document Period End Date	Feb 28, 2011
Amendment Flag	false
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	No
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	54,003,826
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2010

Balance Sheets (USD $)	Feb. 28, 2011	Feb. 28, 2010
Assets
Cash and cash equivalents	$ 407,912	$ 3,377,404
Accounts receivable	409,692	137,933
Prepaid expenses	136,141	310,953
Deposits	150,000
Net Assets	1,103,745	3,826,290
Equipment (note 4)	217,875	242,887
Total assets	1,321,620	4,069,177
Current
Accounts payable and accrued liabilities	1,690,208	2,772,572
Loans payable (note 9)	12,876	45,303
Promissory notes (note 7)	884,022	775,975
Total liabilities	2,587,106	3,593,850
Stockholders’ equity (deficiency) Capital stock
Common stock Authorized: 200,000,000 shares without par value Issued: 54,003,827 (2010 –53,753,827) (note 11)	30,750,401	30,700,401
Additional paid-in capital	15,262,405	14,438,352
Stock subscriptions	781,000	166,000
Accumulated deficit from prior operations	(2,003,427)	(2,003,427)
Accumulated deficit during the development stage	(46,293,923)	(43,055,507)
Accumulated other comprehensive income	238,058	229,508
Total stockholders’ equity (deficiency)	(1,265,486)	475,327
Total liabilities and stockholders’ equity (deficiency)	$ 1,321,620	$ 4,069,177

Balance Sheets (Parenthetical) (USD $)	Feb. 28, 2011	Feb. 28, 2010
Statement of Financial Position [Abstract]
Preferred stock Authorized shares	20,000,000	20,000,000
Common stock Authorized shares	$ 200,000,000	$ 200,000,000
Common stock value Issued	$ 54,003,827	$ 53,753,827

Statements of Operations (USD $)	12 Months Ended		84 Months Ended
	Feb. 28, 2011	Feb. 28, 2010	Feb. 28, 2011
Income Statement [Abstract]
Net sales	$ 1,158,923	$ 524,510	$ 1,683,433
Cost of goods sold	583,760	274,593	858,353
Gross profit	575,163	249,917	825,080
Expenses
General and administrative	2,578,022	4,273,697	19,585,938
Mineral exploration	400,415	937,843	9,240,484
Impairment of mineral property costs	719,031	206,528	17,310,274
Operating loss	(3,122,305)	(5,168,151)	(45,311,616)
Other income (expenses)
Deposit on equipment written off	(25,300)		(25,300)
Foreign exchange (loss)	(114,270)	(42,758)	(349,778)
Interest	(90,360)	(434,649)	(5,314,182)
Other income	65,691	193,331	259,022
Gain on disposal of assets	15,130		15,130
Loss on sale of assets		4,389,954	4,388,374
Gain (loss) on settlement of debt (note 6)	32,998	(129,015)	44,427
Net loss	(3,238,416)	(1,191,288)	(46,293,923)
Other comprehensive income (loss)
Foreign exchange translation adjustment	8,550	(220,216)	238,058
Total comprehensive loss	(3,229,866)	(1,411,504)	(46,055,865)
Total loss per share – basic and diluted	$ (0.06)	$ (0.03)
Weighted average number of shares of common stock – basic and diluted	53,957,252	39,978,569

Statements of Cash Flows (USD $)	12 Months Ended		84 Months Ended
	Feb. 28, 2011	Feb. 28, 2010	Feb. 28, 2011
Operating activities
Net loss	$ (3,238,416)	$ (1,191,288)	$ (46,293,923)
Adjustments to reconcile net (loss) to net cash flows
Write-off of note receivable			57,500
Impairment of mineral property costs			13,645,000
Shares issued for consulting services		158,500	510,590
Shares issued for interest costs		82,500	82,500
Amortization	50,365	72,094	305,383
Discount on convertible debenture		86,191	569,549
Deposit on equipment written off	25,300		25,300
Gain on disposal of assets	(15,130)		(15,130)
Gain on sale of assets		(4,389,954)	(4,389,954)
Gain (loss) on settlement of debt	(32,998)	129,015	(86,242)
Stock-based compensation	824,053	2,172,701	10,966,611
Beneficial conversion feature		51,192	4,081,091
Net change in operating assets and liabilities:
Prepaid expense	262,193	(357,835)	(132,088)
Accounts receivable	(142,392)	432,794	(35,545)
Customer deposits	(150,000)		(194,809)
Notes payable			109,337
Accounts payable and accrued liabilities	(1,169,025)	3,826,921	6,736,951
Cash used in operating activities	(3,586,050)	1,072,831	(14,057,879)
Investing activity
Sale of equipment		29,437	33,316
Purchase of property and equipment	(14,226)	(23,258)	(602,473)
Cash used in investing activity	(14,226)	6,179	(569,157)
Financing activities
Proceeds from loans payable	28,500	33,750	288,067
Proceeds from notes payable		98,531	3,162,196
Proceeds from convertible debentures		1,673,510	7,462,500
Proceeds from exercise of options			78,000
Proceeds from exercise of warrants			3,144,377
Repayment of loans payable	(61,108)	(63,162)	(268,310)
Repayment of notes payable	(44,674)	(158,676)	(586,620)
Repayment of convertible debentures		(1,521,047)	(2,051,047)
Stock subscriptions (net)	2,033,672		2,964,930
Issuance of common stock (net)		2,100,000	2,756,994
Cash provided by financing activities	562,718	2,162,906	14,917,415
Inflow of cash and cash equivalents	(3,037,558)	3,241,916	290,379
Effect of foreign currency translation on cash	68,066	96,784	95,456
Cash and cash equivalents, beginning	3,377,404	38,704	22,077
Cash and cash equivalents, ending	$ 407,912	$ 3,377,404	$ 407,912

Shareholders Equity (USD $)	Number of shares	Number of Amount	Additional paid-in capital	Stock subscriptions	Deficit accumulated from prior operations	Deficit accumulated during the development stage	Accumulated Other comprehensive income (loss)	Total
Balance from prior operations, March 1, 2004 at Feb. 29, 2004	709,168	1,701,843	194,391	67,025	(2,003,427)	0	8,929	(31,239)
Common stock issued in share exchange	$ 860,000	$ 10,965,000	$ 0	$ 0	$ 0	$ 0	$ 0	$ 10,965,000
Options issued as finders’ fees	0	0	1,523,000	0	0	0	0	1,523,000
Common stock issued for cash	113,222	269,134	0	(67,025)	0	0	0	202,109
Options exercised	50,000	35,000	0	0	0	0	0	35,000
Options issued	0	0	86,955	0	0	0	0	86,955
Warrants exercised	5,512	0	0	0	0	0	0	0
Beneficial conversion feature	0	0	500,000	0	0	0	0	500,000
Foreign exchange translation adjustment	0	0	0	0	0	0	(3,050)	(3,050)
Net loss for the year	0	0	0	0	0	(13,912,488)	0	(13,912,488)
Balance, February 28, 2005	1,737,902	12,970,977	2,304,346	0	(2,003,427)	(13,912,488)	5,879	(634,713)
Common stock issued for consulting services	30,000	90,000	0	0	0	0	0	90,000
Options exercised	32,000	43,000	0	0	0	0	0	43,000
Common stock issued on conversion of debenture	2,000,000	300,000	0	0	0	0	0	300,000
Common stock issued in property acquisition	2,000,000	2,100,000	0	0	0	0	0	2,100,000
Common stock issued for cash	7,000,000	70,000	0	0	0	0	0	70,000
Options issued	0	0	248,000	0	0	0	0	248,000
Warrants issued	0	0	487,250	0	0	0	0	487,250
Beneficial conversion feature	0	0	952,000	0	0	0	0	952,000
Stock subscriptions	0	0	0	170,000	0	0	0	170,000
Foreign exchange translation adjustment	0	0	0	0	0	0	(4,828)	(4,828)
Net loss for the year	0	0	0	0	0	(4,425,885)	0	(4,425,885)
Balance, February 28, 2006	12,799,902	15,573,977	3,991,596	170,000	(2,003,427)	(18,338,373)	1,051	(605,176)
Common stock issued on conversion of debenture	5,835,000	2,917,500	0	0	0	0	0	2,917,500
Common stock issued on settlement of promissory notes	1,651,200	412,800	0	0	0	0	0	412,800
Common stock issued for cash	750,000	375,000	0	(170,000)	0	0	0	205,000
Warrants exercised	50,000	50,000	0	0	0	0	0	50,000
Shares returned to treasury	(50,000)	(25,000)	0	0	0	0	0	(25,000)
Options issued	0	0	496,000	0	0	0	0	496,000
Warrants issued	0	0	1,949,000	0	0	0	0	1,949,000
Beneficial conversion feature	0	0	2,265,500	0	0	0	0	2,265,500
Foreign exchange translation adjustment	0	0	0	0	0	0	(3,098)	(3,098)
Net loss for year	0	0	0	0	0	(7,393,034)	0	(7,393,034)
Balance, February 28, 2007	21,036,102	19,304,277	8,702,096	0	(2,003,427)	(25,731,407)	(2,047)	269,492
Warrants exercised	4,344,400	3,674,377	0	0	0	0	0	3,674,377
Options issued	0	0	974,841	0	0	0	0	974,841
Fair value of warrants expensed	0	0	1,478,750	0	0	0	0	1,478,750
Stock subscriptions	0	0	0	330,000	0	0	0	330,000
Foreign exchange translation adjustment	0	0	0	0	0	0	(8,301)	(8,301)
Net loss for the year	0	0	0	0	0	(8,096,604)	0	(8,096,604)
Balance, February 29, 2008	25,380,502	22,978,654	11,155,687	330,000	(2,003,427)	(33,828,011)	(10,348)	(1,377,445)
Notes converted into shares	2,936,028	1,470,522	0	0	0	0	0	1,470,522
Options issued	0	0	603,801	0	0	0	0	603,801
Warrants issued	0	0	122,260	0	0	0	0	122,260
Fair value of warrants embedded in convertible debentures	0	0	480,800	0	0	0	0	480,800
Value of beneficial conversion feature of convertible debentures	0	0	312,399	0	0	0	0	312,399
Stock subscriptions	0	0	0	121,258	0	0	0	121,258
Shares issued for subscriptions	330,000	330,000	0	(330,000)	0	0	0	0
Accounts payable settled with shares	206,000	103,000	0	0	0	0	0	103,000
Shares issued for services	672,000	262,090	0	0	0	0	0	262,090
Shares issued to management as bonuses	1,050,000	232,750	0	0	0	0	0	232,750
Cash received for options issued	0	0	1,961	0	0	0	0	1,961
Shares issued on private placement	444,772	179,885	0	0	0	0	0	179,885
Foreign exchange translation adjustment	0	0	0	0	0	0	460,072	460,072
Net loss for the year	0	0	0	0	0	(8,036,208)	0	(8,036,208)
Balance, February 28, 2009	31,019,302	25,556,901	12,676,908	121,258	(2,003,427)	(41,864,219)	449,724	(5,062,855)
Notes converted into shares	3,333,333	1,000,000	0	0	0	0	0	1,000,000
Options issued	0	0	720,202	0	0	0	0	720,202
Warrants issued	0	0	1,172,500	0	0	0	0	1,172,500
Fair value of warrants embedded in convertible debentures	0	0	165,042	0	0	0	0	165,042
Value of beneficial conversion feature of convertible debentures	0	0	98,700	0	0	0	0	98,700
Shares issued for subscriptions	404,193	121,258	0	(121,258)	0	0	0	0
Shares issued for management bonus	1,000,000	280,000	0	0	0	0	0	280,000
Accounts payable settled with shares	2,504,142	751,242	0	0	0	0	0	751,242
Notes settled with shares	2,250,000	250,000	0	0	0	0	0	250,000
Shares issued for services	492,857	158,500	0	0	0	0	0	158,500
Shares issued for interest costs	250,000	82,500	0	0	0	0	0	82,500
Financing costs	0	0	(245,000)	0	0	0	0	(245,000)
Finders’ fees on private placement	0	0	(150,000)	0	0	0	0	(150,000)
Shares issued on private placement	12,500,000	2,500,000	0	0	0	0	0	2,500,000
Subscription proceeds on private placement	0	0	0	50,000	0	0	0	50,000
Accounts payable converted to subscriptions	0	0	0	116,000	0	0	0	116,000
Foreign exchange translation adjustment	0	0	0	0	0	0	(220,216)	(220,216)
Net loss for the year	0	0	0	0	0	(1,191,288)	0	(1,191,288)
Balance, February 28, 2010	53,753,827	30,700,401	14,438,352	166,000	(2,003,427)	(43,055,507)	229,508	475,327
Options issued	0	0	824,053	0	0	0	0	824,053
Shares issued for subscriptions	250,000	50,000	0	(50,000)	0	0	0	0
Subscription proceeds	0	0	0	640,000	0	0	0	640,000
Debt converted into subscription proceeds	0	0	0	25,000	0	0	0	25,000
Foreign exchange translation adjustment	0	0	0	0	0	0	8,550	8,550
Net loss for the year	$ 0	$ 0	$ 0	$ 0	$ 0	$ (3,238,416)	$ 0	$ (3,238,416)
Balance, February 28, 2011 at Feb. 28, 2011	54,003,827	30,750,401	15,262,405	781,000	(2,003,427)	(46,293,923)	238,058	(1,265,486)

BASIS OF PRESENTATION	12 Months Ended
Feb. 28, 2011
Notes to Financial Statements
BASIS OF PRESENTATION

1.           BASIS OF PRESENTATION

Pan American Goldfields Ltd. (formerly Mexoro Minerals, Ltd and Sunburst Acquisitions IV, Inc.) (“Panam” or the “Company”) was incorporated in the state of Delaware on March 23, 2010 and on July 2, 2010 changed its name to Pan American Goldfields Ltd. pursuant to an agreement and plan of merger between the Company and Mexoro Minerals Ltd.  The Company was formed to seek out and acquire business opportunities.  Between 1997 and 2003, the Company was engaged in two business acquisitions and one business opportunity, none of which generated a significant profit or created sustainable business.  All were sold or discontinued.  The Company had previously been pursuing various business opportunities and, effective March 1, 2004, the Company changed its operations to mineral exploration.  Currently, the main focus of the Company ‘ s operations is in Mexico.

On February 12, 2009, the Company entered into a joint venture through a definitive agreement for development of its Cieneguita project with Minera Rio Tinto, S.A. de C.V. (“MRT”), a private company duly incorporated pursuant to the laws of Mexico, which is controlled by the chairman of the Company.  The purpose of the joint venture is to put the Cieneguita property into production.  Pursuant to the agreement, MRT is to provide the necessary working capital to begin and maintain mining operations at Cieneguita, which are estimated to be $3,000,000.  MRT plans to spend 100% of the money to earn 74% of the net cash flow from production (notes 5 and 6).  The Company will receive 20% of the net cash flows from production.  Accordingly, the Company is considered to be a development stage company.

On May 25, 2004, the Company completed a “Share Exchange Agreement” with Sierra Minerals and Mining, Inc. (“Sierra Minerals”), a Nevada corporation, which caused Sierra Minerals to become a wholly-owned subsidiary of the Company.  Sierra Minerals held certain rights to properties in Mexico that the Company now owns or has an option to acquire.  Through Sierra Minerals, the Company entered into a joint venture agreement with MRT.  In August 2005, the Company cancelled the joint venture agreement in order to directly pursue mineral exploration opportunities through a wholly-owned Mexican subsidiary, Sunburst Mining de Mexico S.A. de C.V. (“Sunburst de Mexico”).  On August 25, 2005, the Company, Sunburst de Mexico and MRT entered into agreements providing Sunburst de Mexico the right to explore and exploit certain properties in Mexico.  In December 2005, the Company and Sunburst de Mexico entered into a new agreement with MRT (the “New Agreement”) (note 6).  On January 20, 2006, Sierra Minerals was dissolved.

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Feb. 28, 2011
Notes to Financial Statements
SIGNIFICANT ACCOUNTING POLICIES

2.           SIGNIFICANT ACCOUNTING POLICIES

(a)        Principles of consolidation

The accompanying financial statements include the accounts and activities of the Company and its wholly-owned subsidiary, Sunburst de Mexico. All intercompany balances and transactions have been eliminated in consolidation.

(b)        Financial instruments

(i)           Fair value

The carrying values of cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities and promissory notes approximate their fair values because of the short-term maturity of these financial instruments. The carrying value of convertible debentures approximates their fair value because these instruments earn interest at the market rate.

(ii)           Interest rate risk

The Company is not exposed to significant interest rate risk due to the short-term maturity of its monetary current assets and current liabilities. The convertible debentures are not exposed to interest rate risk because the interest rate is fixed to maturity.

(iii)           Credit risk

The Company’s financial assets that are exposed to credit risk consist primarily of cash that is placed with major financial institutions. The Company maintains its cash in bank deposit accounts which at times may exceed federally insured limits of $250,000. The Company has not experienced any losses related to this concentration of risk. On February 28, 2011, the Company had $50 at Chase Bank and $25,310 at Wells Fargo in the US, $12,653 at HSBC bank in Mexico and $369,898 held in escrow by the Company ‘ s attorney.

(iv)           Translation risk

The Company translates the results of non-U.S. operations into U.S. currency using rates approximating the average exchange rate for the year. The exchange rate may vary from time to time. This risk is considered moderate, as the Company ‘ s mining project expenses are recorded in Mexican pesos and converted to U.S. currency.

(c)        Equipment

Equipment is recorded at cost less accumulated depreciation. Depreciation is provided on the following basis:

Software	2 years straight-line
Machinery	10% declining-balance
Vehicles	25% declining-balance
Computer equipment	30% declining-balance
Office equipment	30% declining-balance

All equipment is held by Sunburst de Mexico in Mexico.

(d)        Cash and cash equivalents

The Company considers all highly liquid debt instruments purchased with an original maturity of three  months or lessto be cash equivalents.

(e)        Mineral property costs

The Company has been in the development stage since March 1, 2004, and has not yet realized any significant revenues from its planned operations. It is primarily engaged in the acquisition and exploration of mining properties. Mineral property exploration costs are expensed as incurred. When it has been determined that a mineral property can be economically developed as a result of establishing proven and probable reserves, the costs then incurred to develop such property, are capitalized. Such costs will be amortized using the units-of-production method over the estimated life of the probable reserve. If mineral properties are subsequently abandoned or impaired, any capitalized costs will be charged to operations.

(f)        Basic and diluted income (loss) per share

The Company computes income (loss) per share in accordance with ASC 260, “Earnings per Share”, which requires presentation of both basic and diluted earnings per share (“EPS”) on the face of the statement of operations. Basic EPS is computed by dividing income (loss) available to common stockholders (numerator) by the weighted average number of shares outstanding (denominator) during the period. Diluted EPS gives effect to all dilutive potential shares of common stock outstanding during the period using the treasury stock method and convertible preferred stock using the if converted method. In computing diluted EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of stock options or warrants. Diluted EPS excludes all dilutive potential shares if their effect is anti-dilutive. All previously stated share and per share balances have been restated to give retroactive effect to the 1:50 reverse stock split that occurred on February 15, 2006. Dilutive loss per share has not been presented because the effects of all common share equivalents were anti-dilutive.

(g)        Impairment or disposal of long-lived assets

The Company accounts for the impairment or disposal of long-lived assets according to ASC 360 “Property, Plant and Equipment”. ASC 360 clarifies the accounting for the impairment of long-lived assets and for long-lived assets to be disposed of, including the disposal of business segments and major lines of business. Long-lived assets are reviewed when facts and circumstances indicate that the carrying value of the asset may not be recoverable. When necessary, impaired assets are written down to estimate fair value based on the best information available. Estimated fair value is generally based on either appraised value or measured by discounting estimated future cash flows. Considerable management judgment is necessary to estimate discounted future cash flows. Accordingly, actual results could vary significantly from such estimates.

(h)        Use of estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant areas of estimate include the impairment of assets and rates for amortization, accrued liabilities, future income tax balances and the inputs used in calculating stock-based compensation. Actual results could differ from those estimates and would impact future results of operations and cash flows.

(i)        Consideration of other comprehensive income items

ASC 220 “Comprehensive Income” requires companies to present comprehensive income (consisting primarily of net loss plus other direct equity changes and credits) and its components as part of the basic financial statements.

(j)        Stock-based compensation

The Company utilizes the fair value recognition provisions of ASC 718 “Compensation – Stock Compensation” (formerly, SFAS No. 123R “Share Based Payments”), which requires the company to use the Black-Scholes pricing model to estimate the fair value of the options at the grant date.

All transactions in which goods or services are the consideration received for the issuance of equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable. Equity instruments issued to employees and the cost of the services received as consideration are measured and recognized based on the fair value of the equity instruments issued (see note 11 & 12).

(k)        Income taxes

Income taxes are accounted for under the liability method of accounting for income taxes. Under the liability method, future tax liabilities and assets are recognized for the estimated future tax consequences attributable to differences between the amounts reported in the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Future tax assets and liabilities are measured using enacted or substantially enacted income tax rates expected to apply when the asset is realized or the liability settled. The effect of a change in income tax rates on future income tax liabilities and assets is recognized in income in the period that the change occurs. Future income tax assets are recognized to the extent that they are considered more likely than not to be realized. The Financial Accounting Standards Board (FASB) has issued ASC 740 “Income Taxes” (formerly, Financial Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” – An Interpretation of FASB Statement No. 109 (FIN 48)). ASC 740 clarifies the accounting for uncertainty in income taxes recognized in an enterprise ‘ s financial statements in accordance with prior literature FASB Statement No. 109, Accounting for Income Taxes. This standard requires a company to determine whether it is more likely than not that a tax position will be sustained upon examination based upon the technical merits of the position. If the more-likely-than-not threshold is met, a company must measure the tax position to determine the amount to recognize in the financial statements. As a result of the implementation of this standard, the Company performed a review of its material tax positions in accordance with recognition and measurement standards established by FASB ASC 740. As a conclusion, the tax position of the Company has not met the more-likely-than-not threshold as of February 28, 2011.

(l)        Foreign currency translation

Sunburst de Mexico maintains accounting records in its functional currency, Mexican pesos. Sunburst de Mexico translates foreign currency transactions into functional currency in the following manner:  at the transaction date, each asset, liability, revenue and expense is translated into the functional currency by the use of the exchange rate in effect at that date; at the period end, foreign currency monetary assets and liabilities are re-evaluated into the functional currency by using the exchange rate in effect at the balance sheet date. The resulting foreign exchange gains and losses are included in operations.

In preparing consolidated financial statements, the Company translates the assets and liabilities of its subsidiary into U.S. dollars at the exchange rate in effect at the balance sheet date. Revenue and expenses are translated into U.S. dollars at the average exchange rate for the applicable period. Any gain or loss from such translations is included in stockholders ‘ equity as a component of other comprehensive income.

(m)        Asset retirement obligations

The Company accounts for asset retirement obligations (ARO) in accordance with ASC 410 “Asset Retirement and Environmental Obligations” (formerly, FASB Statement No. 143, Accounting for Asset Retirement Obligations (FAS 143)). This accounting standard applies to the fair value of a liability for an ARO that is recorded when there is a legal obligation associated with the retirement of a tangible long-lived asset and the liability can be reasonably estimated. Obligations associated with the retirement of these assets require recognition in certain circumstances:  (1) the present value of a liability and offsetting asset for an ARO, (2) the subsequent accretion of that liability and depreciation of the asset, and (3) the periodic review of the ARO liability estimates and discount rates. In 2005, the FASB issued FASB Interpretation No. 47, Accounting for Conditional Asset Retirement Obligations — An Interpretation of FASB Statement No. 143 (FIN 47), which was effective for the company on December 31, 2005. FIN 47 clarifies that the phrase “conditional asset retirement obligation,” as used in FAS 143, refers to a legal obligation to perform asset retirement activity for which the timing and/or method of settlement are conditional on a future event that may or may not be within the control of the company. The obligation to perform the asset retirement activity is unconditional even though uncertainty exists about the timing and/or method of settlement. Uncertainty about the timing and/or method of settlement of a conditional ARO should be factored into the measurement of the liability when sufficient information exists. ASC 410 acknowledges that in some cases, sufficient information may not be available to reasonably estimate the fair value of an ARO. FIN 47 also clarifies when an entity would have sufficient information to reasonably estimate the fair value of an ARO.

The Company is in an early stage of mineral exploration and has no known reserves as of February 28, 2011. Accordingly, the Company cannot reasonably estimate the fair value of those obligations because of their indeterminate settlement dates.

(n)        Revenue recognition

The Company recognized revenue when persuasive evidence of an arrangement exists, shipment has occurred, the price is determinable and collection is reasonably assured. All revenues resulted from the proportionate consolidation of the joint venture with MRT, as discussed in Note 5.

(o)        Recent accounting pronouncements

(i)           In May 2010, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2010-19, Foreign Currency (Topic 830):  Foreign Currency Issues:  Multiple Foreign Currency Exchange Rates. The amendments in this Update are effective as of the announcement date of March 18, 2010. The Company does not expect the provisions of ASU 2010-19 to have a material effect on the financial position, results of operations or cash flows of the Company.

(ii)           In April 2010, the FASB issued ASU 2010-17, Revenue Recognition-Milestone Method (Topic 605):  Milestone Method of Revenue Recognition. The amendments in this Update are effective on a prospective basis for milestones achieved in fiscal years, and interim periods within those years, beginning on or after June 15, 2010. Early adoption is permitted. If a vendor elects early adoption and the period of adoption is not the beginning of the entity’s fiscal year, the entity should apply the amendments retrospectively from the beginning of the year of adoption. The Company does not expect the provisions of ASU 2010-17 to have a material effect on the financial position, results of operations or cash flows of the Company.

(iii)           In January 2010, the FASB issued Accounting Standards Update 2010-02, Consolidation (Topic 810):  Accounting and Reporting for Decreases in Ownership of a Subsidiary. This amendment to Topic 810 clarifies, but does not change, the scope of current US GAAP. It clarifies the decrease in ownership provisions of Subtopic 810-10 and removes the potential conflict between guidance in that Subtopic and asset derecognition and gain or loss recognition guidance that may exist in other US GAAP. An entity will be required to follow the amended guidance beginning in the period that it first adopts FAS 160 (now included in Subtopic 810-10). For those entities that have already adopted FAS 160, the amendments are effective at the beginning of the first interim or annual reporting period ending on or after December 15, 2009. The amendments should be applied retrospectively to the first period that an entity adopted FAS 160. The Company does not expect the provisions of ASU 2010-02 to have a material effect on the financial position, results of operations or cash flows of the Company.

(iv)           In January 2010, the FASB issued Accounting Standards Update 2010-01, Equity (Topic 505):  Accounting for Distributions to Stockholders with Components of Stock and Cash (A Consensus of the FASB Emerging Issues Task Force). This amendment to Topic 505 clarifies the stock portion of a distribution to stockholders that allows them to elect to receive cash or stock with a limit on the amount of cash that will be distributed is not a stock dividend for purposes of applying Topics 505 and 260. Effective for interim and annual periods ending on or after December 15, 2009, and would be applied on a retrospective basis. The Company does not expect the provisions of ASU 2010-01 to have a material effect on the financial position, results of operations or cash flows of the Company.

(v)           In September 2009, the FASB issued Update No. 2009-13, “Multiple-Deliverable Revenue Arrangements—a consensus of the FASB Emerging Issues Task Force” (ASU 2009-13). It updates the existing multiple-element revenue arrangements guidance currently included under ASC 605-25, which originated primarily from the guidance in EITF Issue No. 00-21, “Revenue Arrangements with Multiple Deliverables” (EITF 00-21). The revised guidance primarily provides two significant changes:  1) eliminates the need for objective and reliable evidence of the fair value for the undelivered element in order for a delivered item to be treated as a separate unit of accounting, and 2) eliminates the residual method to allocate the arrangement consideration. In addition, the guidance also expands the disclosure requirements for revenue recognition. ASU 2009-13 will be effective for the first annual reporting period beginning on or after June 15, 2010, with early adoption permitted provided that the revised guidance is retroactively applied to the beginning of the year of adoption. The Company is currently assessing the future impact of this new accounting update to its financial statements.

(vi)           In September 2009, the FASB issued ASC 105, formerly FASB Statement No. 168, the FASB Accounting Standards Codification (“Codification”) and the Hierarchy of Generally Accepted Accounting Principles (“GAAP”), a replacement of FASB Statement No. 162 (“SFAS 168”). SFAS 168 establishes the Codification as the single source of authoritative GAAP in the United States, other than rules and interpretive releases issued by the SEC. The Codification is a reorganization of current GAAP into a topical format that eliminates the current GAAP hierarchy and establishes instead two levels of guidance — authoritative and non-authoritative. All non-grandfathered, non-SEC accounting literature that is not included in the Codification will become non-authoritative. The FASB’s primary goal in developing the Codification is to simplify user access to all authoritative GAAP by providing all the authoritative literature related to a particular accounting topic in one place. The Codification was effective for interim and annual periods ending after September 15, 2009. As the Codification was not intended to change or alter existing GAAP, it did not have a material impact on the Company’s financial statements.

(vii)           Effective July 1, 2009, the Company adopted FASB ASU No. 2009-05, Fair Value Measurements and Disclosures (Topic 820) (“ASU 2009-05”). ASU 2009-05 provided amendments to ASC 820-10, Fair Value Measurements and Disclosures – Overall, for the fair value measurement of liabilities. ASU 2009-05 provides clarification that in circumstances in which a quoted price in an active market for the identical liability is not available, a reporting entity is required to measure fair value using certain techniques. ASU 2009-05 also clarifies that when estimating the fair value of a liability, a reporting entity is not required to include a separate input or adjustment to other inputs relating to the existence of a restriction that prevents the transfer of a liability. ASU 2009-05 also clarifies that both a quoted price in an active market for the identical liability at the measurement date and the quoted price for the identical liability when traded as an asset in an active market when no adjustments to the quoted price of the asset are required are Level 1 fair value measurements. Adoption of ASU 2009-05 did not have a material impact on the Company’s results of operations or financial condition.

(viii)           Effective June 30, 2009, the Company adopted three accounting standard updates which were intended to provide additional application guidance and enhanced disclosures regarding fair value measurements and impairments of securities. They also provide additional guidelines for estimating fair value in accordance with fair value accounting. The first update, as codified in ASC 820-10-65, provides additional guidelines for estimating fair value in accordance with fair value accounting. The second accounting update, as codified in ASC 320-10-65, changes accounting requirements for other-than-temporary-impairment (OTTI) for debt securities by replacing the current requirement that a holder have the positive intent and ability to hold an impaired security to recovery in order to conclude an impairment was temporary with a requirement that an entity conclude it does not intend to sell an impaired security and it will not be required to sell the security before the recovery of its amortized cost basis. The third accounting update, as codified in ASC 825-10-65, increases the frequency of fair value disclosures. These updates were effective for fiscal years and interim periods ended after June 15, 2009. The adoption of these accounting updates did not have a material impact on the Company’s financial statements.

(ix)           Effective June 30, 2009, the Company adopted a new accounting standard for subsequent events, as codified in ASC 855-10. The update modifies the names of the two types of subsequent events either as recognized subsequent events (previously referred to in practice as Type I subsequent events) or non-recognized subsequent events (previously referred to in practice as Type II subsequent events). In addition, the standard modifies the definition of subsequent events to refer to events or transactions that occur after the balance sheet date, but before the financial statements are issued (for public entities) or available to be issued (for nonpublic entities). The update did not result in significant changes in the practice of subsequent event disclosures, and therefore the adoption did not have a material impact on the Company’s financial statements.

(x)           Effective January 1, 2009, the Company adopted an accounting standard update regarding the determination of the useful life of intangible assets. As codified in ASC 350-30-35, this update amends the factors considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset under intangibles accounting. It also requires a consistent approach between the useful life of a recognized intangible asset under prior business combination accounting and the period of expected cash flows used to measure the fair value of an asset under the new business combinations accounting (as currently codified under ASC 850). The update also requires enhanced disclosures when an intangible asset’s expected future cash flows are affected by an entity’s intent and/or ability to renew or extend the arrangement. The adoption did not have a material impact on the Company’s financial statements.

(xi)           Effective January 1, 2009, the Company adopted a new accounting standard update regarding business combinations. As codified under ASC 805, this update requires an entity to recognize the assets acquired, liabilities assumed, contractual contingencies, and contingent consideration at their fair value on the acquisition date. It further requires that acquisition-related costs be recognized separately from the acquisition and expensed as incurred; that restructuring costs generally be expensed in periods subsequent to the acquisition date; and that changes in accounting for deferred tax asset valuation allowances and acquired income tax uncertainties after the measurement period be recognized as a component of provision for taxes. The adoption did not have a material impact on the Company’s financial statements.

GOING CONCERN	12 Months Ended
Feb. 28, 2011
Notes to Financial Statements
GOING CONCERN

3           GOING CONCERN

The accompanying financial statements have been prepared on a going concern basis. The Company has a history of operating losses and will need to raise additional capital to fund its planned operations. As at February 28, 2011, the Company had a cumulative loss, during its development period, of $46,293,923 (February 28, 2010 - $43,055,507). These conditions raise substantial doubt about the Company ‘ s ability to continue as a going concern.

The Company intends to reduce its cumulative loss through the attainment of profitable operations from its investment in a Mexican mining venture (note 6). In addition, the Company has conducted private placements of convertible debt and common stock (notes 8 and 11), which have generated a portion of the initial cash requirements for its planned Mexican mining ventures (note 6).

In February 2009, the Company signed a definitive agreement with MRT which was amended in December 2009, to provide funding of up to $8,000,000 to the Company to initiate production at its Cieneguita property, complete a feasibility study, as well to continue the exploration of its properties (note 6).

In July 2009, the Company signed a definitive agreement to sell its Guazapares project located in southwest Chihuahua, Mexico to Paramount Gold de Mexico, SA de C.V., the Mexican subsidiary of Paramount Gold and Silver Corp. (“Paramount”) for a total consideration of up to $5,300,000. The purchase price is to be paid in two stages. The first payment of $3,700,000 was released from escrow in February 2010, as the transfer of the 12 claims to Paramount was completed. An additional payment of $1,600,000 is due if, within 36 months following execution of the letter of agreement (July 10, 2009), either (i) Paramount Gold de Mexico SA de C.V. is sold by Paramount, either through a stock sale or a sale of substantially all of its assets, or (ii) Paramount ‘ s San Miguel project is put into commercial production.

In September 2009, the Company entered into private placement subscription agreements, as thereafter amended, with certain U.S. accredited investors and certain non-U.S. investors for 12,500,000 unregistered shares of common stock with 100% warrant coverage at a purchase price of $0.20 per unit. The warrants have an exercise price of $0.30 per share with a two-year term and will not be exercisable until 12 months after their date of issuance. The Company received aggregate gross proceeds, prior to any expenses, from the private placement of $2,500,000.

In February 2011, the Company entered into private placement subscription agreements, with certain U.S. accredited investors and certain non-U.S. investors for 5,000,000 unregistered shares of common stock with 100% warrant coverage at a purchase price of $0.20 per unit. The warrants have an exercise price of $0.30 per share with a two-year term. As of February 28, 2011, the Company has received aggregate gross proceeds, prior to any expenses, from the private placement of $640,000.

EQUIPMENT	12 Months Ended
Feb. 28, 2011
Notes to Financial Statements
EQUIPMENT

4           EQUIPMENT

	February 28, 2011			February 28, 2010
	Cost	Accumulated Depreciation	Net Book Value	Net Book Value

Software	$24,616	$17,882	$6,734	$6,357
Machinery	297,819	117,396	180,423	198,850
Vehicles	96,263	76,490	19,773	22,998
Computers	29,902	28,972	930	3,557
Office equipment	17,454	7,439	10,015	11,125
	$466,054	$248,179	$217,875	$242,887

JOINT VENTURE WITH MRT	12 Months Ended
Feb. 28, 2011
Notes to Financial Statements
JOINT VENTURE WITH MRT

5           JOINT VENTURE WITH MRT

On February 12, 2009, the Company entered into a joint venture through a definitive agreement for development of its Cieneguita project with MRT. The purpose of the joint venture is to put Cieneguita property into production. As per the agreement, MRT is to provide the necessary working capital to begin and maintain mining operations estimated to be $3,000,000. MRT will spend 100% of the funds in exchange for a 75% interest in the net cash flow from production. The agreement was amended in December 2009 for MRT to earn a 74% interest in the net cash flow from production (note 6). The agreement limits the mining of the mineralized material that is available from the surface to a depth of 15 meters or approximately 10% of the mineralized material found as of the date of the definitive agreement. The Company incurs no obligations to the joint venture ‘ s creditors as the operations and working capital requirements are controlled by MRT as such the Company has concluded that it is not the primary beneficiary of the joint venture. Accordingly, the Company ‘ s share of income and expenses are reflected in these financial statements under the proportionate consolidation method.

The Company’s proportionate share of revenues was $1,158,923 and proportionate share of the net loss was $225,304 for the year ended February 28, 2011. The Company ‘ s proportionate share of accounts receivable of the joint venture was $170,897 at February 28, 2011. The joint venture did not have any other assets or liabilities at February 28, 2011.

MINERAL PROPERTIES	12 Months Ended
Feb. 28, 2011
Notes to Financial Statements
MINERAL PROPERTIES

6           MINERAL PROPERTIES

The Company incurred exploration expenses as follows in the year ended February 28, 2011:

	Sahuayacan	Cieneguita	Encino Gordo	New Projects	Total

Drilling and sampling	$67,063	$-	$-	$-	$67,063
Geological, geochemical, geophysics	148,191	-	5,413	1,277	154,881
Land use permits	10,360	14,775	3,712	-	28,847
Automotive	-	54	-	-	54
Travel	2,429	9,880	6,131	-	18,440
Consulting	7,501	62,107	13,159	-	82,767
Equipment	1,006	4,327	2,152	-	7,485
General	8,162	22,898	9,818	-	40,878
	$244,712	$114,041	$40,385	$1,277	$400,415

The Company incurred exploration expenses as follows in the year ended February 28, 2010:

	Sahuayacan	Cieneguita	Encino Gordo	New Projects	Total

Drilling and sampling	$119,004	$69,339	$-	$-	$188,343
Geological, geochemical, geophysics	161,015	119,837	-	1,026	281,878
Land use permits	5,174	131,825	4,077	-	141,076
Travel	12,747	18,855	-	-	31,602
Consulting	43,097	132,768	-	-	175,865
Equipment	4,362	5,541	-	-	9,903
General	37,598	71,424	154	-	109,176
	$382,997	$549,589	$4,231	$1,026	$937,843

Since May 2004, the Company has held interests in gold exploration properties in Mexico.

In August 2005, the Company formed its wholly owned subsidiary, Sunburst de Mexico, which allowed the Company to take title to the properties in the name of Sunburst de Mexico. On August 25, 2005, the Company entered into property agreements with MRT, which provided Sunburst de Mexico options to purchase the mineral concessions of the Cieneguita and Guazapares properties and the right of refusal on three Encino Gordo properties. The Company also entered into an exploration and sale agreement, in October 2006, with Minera Emilio S.A. de C.V. for the mineral concessions of the Sahuayacan property.

In August 2005, the parties also entered into an operator’s agreement, that gave MRT the sole and exclusive right and authority to manage the Cieneguita property, and a share option agreement which granted MRT the exclusive option to acquire up to 100% of all outstanding shares of Sunburst de Mexico if the Company did not comply with the terms of the property agreements. The operator ‘ s agreement and share option agreement were subsequently cancelled when the Company and Sunburst de Mexico entered into a new contract with MRT as described below under “Encino Gordo”.

In February 2009, the Company entered into a development agreement with MRT, which was amended in December 2009. Pursuant to the terms of the development agreement, as amended, MRT agreed to invest up to $8,000,000 to put the first phase of the Cieneguita project into production and to complete a feasibility study. The first phase of production is limited to the mining of the mineralized material that is available from the surface to a depth of 15 meters (“First Phase Production”). In exchange, the Company assigned MRT an interest to 74% of the net cash flows from First Phase Production and MRT will earn a 54% ownership interest by spending up to $4,000,000 to take the Cieneguita project through the feasibility stage.

The material provisions of the property agreements are as follows:

CIENEGUITA

MRT assigned to Sunburst de Mexico, with the permission of the Cieneguita property’s owner, Corporativo Minero, S.A. de C.V. (“Corporativo Minero”), all of MRT ‘ s rights and obligations acquired under a previous agreement (the Cieneguita option agreement), including the exclusive option to acquire the Cieneguita property for a price of $2,000,000. Prior to assigning the Cieneguita property to the Company, MRT had paid $350,000 to Corporativo Minero. As the Cieneguita property was not in production by May 6, 2006, Sunburst de Mexico was required to pay $120,000 to Corporativo Minero to extend the contract. Corporativo Minero agreed to reduce the obligation to $60,000, of which $10,000 was paid in April 2006 and the balance paid on May 6, 2006. The Company made this payment to Corporativo Minero and the contract was extended.

The Company has the obligation to pay a further $120,000 per year for the next 13 years and the balance of the payments in the 14 th year, until the total amount of $2,000,000 is paid. The Company renegotiated the payment due May 6, 2007, to $60,000 payable on November 6, 2007, which was paid, and the balance of $60,000 was paid on December 20, 2007. The Company paid $60,000 on May 12, 2008, of the $120,000 due on May 6, 2008, and the balance was paid in June 2008. The Company paid $30,000 each for a total of $120,000 on May 22, 2009, June 26, 2009, September 4, 2009 and November 20, 2009. In 2010 the Cieneguita project was put into production under the development agreement as described above and the payment terms were changed based on the following formula:

“If the Cieneguita property is put into production, the Company must pay the Cieneguita owners $20 per ounce of gold produced from the Cieneguita property to the total of $2,000,000 due. In the event that the price of gold is above $400 per ounce, the property payments payable to the Cieneguita owners from production will be increased by $0.10 for each dollar increment over $400 per ounce. The total payment of $2,000,000 does not change with fluctuations in the price of gold. Non-payment of any portion of the $2,000,000 total payment will constitute a default. In such case, the Cieneguita owners will retain ownership of the concessions, but the Company will not incur any additional default penalty.”

Based on production at Cieneguita, the Company paid $120,000 during the fiscal year ended February 28, 2011 to the Cieneguita owners. As of February 28, 2011, Corporativo Minero has been paid a total of $950,000 for the Cieneguita property. The Company is not in default on its payments for the Cieneguita property.

On February 12, 2009, the Company entered into a definitive agreement for development of the Cieneguita project with MRT. The definitive agreement covered project financing of up to $9,000,000. The major points of the agreement were as follows:

(i)           MRT and/or its investors will subscribe for $1,000,000 of a secured convertible debenture at 8% interest (payable in stock or cash). The debenture was convertible into units at $0.60 per unit. Each unit comprised two common shares and one warrant. Each warrant is exercisable at $0.50 per share for a period of three years. The placement will be used for continued exploration of the Company ‘ s properties and general working capital.

(ii)           MRT is to provide the necessary working capital to begin and maintain mining operations estimated to be $3,000,000 used for the purpose of putting the Cieneguita property into production. MRT will spend 100% of the money to earn 75% of the net cash flow from production. The agreement will limit the mining to the mineralized material that is available from surface to a depth of 15 meters or approximately 10% of the mineralized material found to date.

(iii)           MRT will spend up to $5,000,000 to take the Cieneguita property through the feasibility stage. In doing so, MRT will earn a 60% interest in Panam ‘ s rights to the property. After the expenditure of the $5,000,000 all costs will be shared on a ratio of 60% to MRT and 40% to Panam. If the Company elects not to pay its portion of costs after the $5,000,000 has been spent, the Company ‘ s position shall revert to a 25% carried interest on the property.

To generate funding for the Company’s continued operations, the Company issued $1,500,000 of convertible debentures in March 2009, of which an aggregate of $880,000 was issued to Mario Ayub, a director of the Company, and to his affiliated entity, MRT. Pursuant to the terms of the convertible debentures, the holders irrevocably converted the debentures into a 10% ownership interest in the Cieneguita project and a 10% interest in the net cash flow from First Phase Production.

In December 2009, Mario Ayub and MRT agreed to resell an aggregate 4% ownership interest in the Cieneguita project back to the Company, along with 4% of the net cash flow from First Phase Production, in return for $550,000. In a private transaction not involving the Company, the other holders contributed their remaining 6% ownership interest in the Cieneguita project to a newly formed entity, Marje Minerals SA (“Marje Minerals”).

The Company amended the development agreement and its agreements with the debenture holders in December 2009. According to the amended development agreement, the ownership interest in the Cieneguita project and the net cash flows from the First Phase Production are held by the Company, MRT and Marje Minerals as follows:

Holder	Ownership Percentage	Net Cash Flow Interest From First Phase Production	Net Cash Flow Interest Following First Phase Production
MRT	54%(1)	74%	54%(1)
Marje Minerals	6%	6%	6%
Panam	40%	20%	40%

(1) To be earned by MRT by spending $4,000,000 to take the Cieneguita project through the feasibility stage.

Any additional costs for the First Phase Production and the feasibility study for the Cieneguita project, after MRT invests $8,000,000, will be shared by the Company, MRT and Marje Minerals on a pro-rata basis based on their respective ownership percentages in the Cieneguita project.

The major terms of the amended development agreement with MRT and Marje Minerals are as follows:

(i)           MRT purchased $1,000,000 of secured convertible debentures at 8% interest (payable in stock or cash). The proceeds from this investment were used for continued exploration and development of the Cieneguita project and general working capital. On November 5, 2009, MRT exercised its conversion rights on the debenture and MRT was issued 3,333,333 common shares and a warrant to purchase 1,666,667 shares of common stock at an exercise price of $0.50 per share.

(ii)           MRT agreed to provide the necessary working capital to begin and maintain mining operations, estimated to be $3,000,000, to put the first phase of the Cieneguita project into production. In exchange for these funds, the Company assigned MRT an interest to 74% of the net cash flow from First Phase Production. The agreement limits the mining during First Phase Production to the mineralized material that is available from the surface to a depth of 15 meters.

(iii)           MRT committed to spend up to $4,000,000 to take the Cieneguita project through the feasibility stage. In doing so, the Company assigned MRT a 54% interest in its rights to the Cieneguita project. After the expenditure of the $4,000,000, all costs will be shared on a pro rata ownership basis (i.e. 54% to MRT, 40% to the Company and 6% to Marje Minerals). If any party cannot pay its portion of the costs after the $4,000,000 has been spent, then their ownership position in the Cieneguita project will be reduced by 1% for every $100,000 invested by the other owners. The Company ‘ s ownership interest in the Cieneguita project, however, cannot be reduced below 25%. In addition, the Company has the right to cover Marje Minerals ‘ pro rata portion of costs if they cannot pay their portion of the costs. In return, the Company will receive 1% of Marje Minerals ‘ ownership position in the Cieneguita project for every $100,000 the Company invests on their behalf.

(iv)           The MRT agreement was contingent on the Company repaying its debenture to Paramount. In March 2009, the Company repaid $1,000,000, or approximately two-thirds of the debt, and Paramount released a security interest it had on the Cieneguita project. In October 2009, the Company repaid the remaining amount of the debt and Paramount released its security interests on the Sahuayacan, Guazapares and Encino Gordo properties.

ENCINO GORDO

On December 8, 2005, the Company and Sunburst de Mexico entered into a “New Agreement” with MRT to exercise their option under the sale and purchase of the mining concessions agreement, dated August 18, 2005, to obtain two mining concessions in the Encino Gordo region. The New Agreement also provided the Company the option to obtain three additional concessions in the Encino Gordo region.

The following are additional material terms of the New Agreement:

(a)        The share option agreement with MRT was cancelled;

(b)        The Company granted MRT the option to buy all of the outstanding shares of Sunburst de Mexico for $100 if the Company failed to transfer $1,500,000 to Sunburst de Mexico by April 30, 2006. On April 6, 2006, MRT agreed to waive its option to purchase the shares of Sunburst de Mexico and also waived the Company ‘ s obligation to transfer $1,500,000 to Sunburst de Mexico. The property agreements were modified to change the net smelter return (“NSR”) to a maximum of 2.5% for all properties covered by the agreements. The property agreements contained NSRs ranging from 0.5% to 7%;

(c)        The Company agreed to issue 2,000,000 shares of the Company’s common stock to MRT within four months of the date of signing of the New Agreement. These shares were issued to MRT and its assignee at the market value of $1.05 per share on February 23, 2006, and $2,100,000 was charged to operations for the year ended February 28, 2006. This issuance fulfilled the Company ‘ s payment obligations under the previous property agreements;

(d)        The Company agreed to issue 1,000,000 additional shares of the Company’s common stock to MRT if and when the Cieneguita Property is put into production and reaches 85% of production capacity over a 90-day period, as defined in the New Agreement; and

(e)        The operator’s agreement with MRT was cancelled.

Sunburst de Mexico purchased two of the Encino Gordo concessions from MRT for a price of 1,000 pesos (approximately US$100), and MRT assigned to Sunburst de Mexico a first right of refusal to acquire three additional Encino Gordo concessions. The total payments to acquire 100% of these three additional concessions were as follows:  $10,000 on June 30, 2006 (paid); $25,000 on December 31, 2006 (paid), $50,000 on December 31, 2007 ($20,000 of this payment was made on January 3, 2008 and the balance was paid on February 29, 2008) and $75,000 on December 31, 2008 (the payment was not made and the Company was in default). In August 2009, the Company decided to surrender the Encino Gordo 2 mining concession eliminating any future concession payments on these properties.

SAHUAYACAN

In May 2010, the Company management decided to drop the Sahuayacan properties due to lack of economic thicknesses and grades of gold mineralization encountered in the drilling program eliminating any future concession payments on these properties.

CERRO DELTA

In February 2011, the Company management entered into an agreement with Compania Minera Alto Rio Salado S.A., a private Argentine entity, for the acquisition of the 15,000 hectare Cerro Delta project in northwest La Rioja Province, Argentina. Under the terms of the agreement, the Company must pay $150,000 upon signing, and $200,000 on the first anniversary, $500,000 on the second anniversary, $750,000 on the third anniversary, $1.2 million on the fourth anniversary, and $2.2 million on the fifth anniversary of the signing, with a final option payment of $5 million to purchase a 100% interest in the Project payable on the sixth anniversary of the signing. The vendor will retain a 1% NSR. (Note 17)

PROMISSORY NOTES	12 Months Ended
Feb. 28, 2011
Notes to Financial Statements
PROMISSORY NOTES

7.           PROMISSORY NOTES

As at February 28, 2011, the Company had $884,022 (February 28, 2010 - $775,975) of promissory notes outstanding, comprising the following:

(a)        During the year ended February 29, 2008, the Company converted accounts payable of $465,994 (Swiss Franc (“CHF”) 565,000) into promissory notes. The Company had an implied obligation to pay the accounts payable in CHF as the funds to pay the expense came from Swiss investors in CHF. Accordingly, the promissory notes were issued in CHF. The notes consist of one warrant for each CHF 5.00 of notes issued, exercisable at $1.00 each. The principal and interest on the notes became due and payable on April 30, 2008. The Company has not repaid the promissory notes as of February 28, 2011 and is in default. The principal and interest on the notes due and payable as of February 28, 2011 was $826,984. The interest rate payable during the default period is 12%.

(b)        $15,000 of the promissory notes accrues interest of 8% per year that has no repayment terms. The interest accrued as of February 28, 2011 is $2,778.

(c)        $10,668 of promissory notes is due to related parties that were to be repaid over a 12 month period as part of a debt settlement agreement. These notes bear no interest (note 14). The Company has not made the monthly payments according to the settlement agreement and is in default.

(d)        $12,048 of promissory notes is due to an associate of a related party that bear no interest and have no repayment terms.

(e)        $16,544 of promissory notes bear no interest and have no repayment terms.

CONVERTIBLE DEBENTURES	12 Months Ended
Feb. 28, 2011
Notes to Financial Statements
CONVERTIBLE DEBENTURES

8           CONVERTIBLE DEBENTURES

There were no convertible debentures issued, outstanding, repaid or converted during the year ended February 28, 2011.

On May 5, 2008, the Company signed a letter of intent (“LOI”) to enter into a strategic alliance with Paramount. The agreement called for Paramount to invest a minimum of $4,000,000 and maximum of $6,000,000 into the Company, fixed at a price of $0.50 per unit by June 23, 2008. The investment timeline was extended until July 21, 2008, and then to August 5, 2008. On August 6, 2008, the Company terminated the LOI with Paramount as Paramount did not meet the terms of the agreement.

The Company issued secured convertible debentures to Paramount as follows:

·	On May 9, 2008, the Company issued $500,000 in convertible debentures to Paramount, with a maturity date of one year, accruing interest at 8% per year payable in arrears and convertible at the option of the holder.

·	On June 10, 2008, the Company issued $70,000 in convertible debentures to Paramount, with a maturity date of one year, accruing interest at 8% per year payable in arrears and convertible at the option of the holder.•

·	On June 25, 2008, the Company issued $300,000 in convertible debentures to Paramount, with a maturity date of one year, accruing interest at 8% per year payable in arrears and convertible at the option of the holder.

·	On July 11, 2008, the Company issued $500,000 in convertible debentures to Paramount, with a maturity date of one year, accruing interest at 8% per year payable in arrears and convertible at the option of the holder.

·	On March 19, 2009, the Company entered into an agreement with Paramount restructuring its payment terms on the three outstanding secured convertible debentures held by Paramount. Under the terms of the agreement, the Company paid Paramount $1,000,000 to cancel two debentures held by them, one issued on May 9, 2008 for $500,000 and another issued on July 11, 2009 for $500,000.

The Company also amended a debenture issued to Paramount on June 18, 2009 in the face amount of $370,000. The amount of that debenture was increased to $521,047, which, among other things, included interest accrued on all three debentures to March 31, 2009. The Company was obligated to make a payment on March 31, 2009 on this debenture in the amount of $393,547 and the balance of $127,500 was to be re-paid on April 30, 2009. This remaining amount of $127,500 was interest free as long as the debenture remained in good standing. On March 31, 2009, the Company paid $300,000 of the debenture issued to them on June 18, 2009. As per the agreement, the remaining amount of $221,047 accrued interest at 8% per year payable monthly, in arrears on the 10th day of each month. On July 8, 2009, the Company entered into a definitive agreement with Paramount to sell the Guazapares project. As part of the agreement, Paramount waived the interest charges due on the convertible debenture.

As part of a restructuring fee, the Company issued to Paramount 150,000 shares of common stock. As part of the agreement, Paramount released its security interest on the Company ‘ s Cieneguita properties. The Company also repaid the remaining amount of the amended debenture of $221,047 on October 8, 2009, from the escrow funds for the payment of Guazapares properties. The Company recognized a loss of $196,045 on the liquidation of the debentures with Paramount. Upon receipt of this payment from the Company, Paramount released its security interests in the Company ‘ s assets, including its security interests in the Company ‘ s Sahuayacan, Guazapares and Encino Gordo properties.

The value assigned to the beneficial conversion feature of the convertible debentures issued to Paramount ($221,047) was $nil. The fair value of the warrants attached to the convertible debentures was estimated to be $48,500. The fair value of the warrants was estimated at the date of grant using the Black-Scholes option pricing model using the following weighted average assumptions:

2009
Expected volatility	110.36%
Weighted-average volatility	110.36%
Expected dividend rate	-
Expected life of warrants in years	3-4
Risk-free rate	1.21-1.45%

The weighted average fair value of the warrants was $0.75 per warrant, while the weighted average stock price on the dates granted was $0.35. Stock-based compensation for these warrants of $48,500 was being amortized over the one year term of the convertible debentures starting on March 19, 2009.

In March 2009, the Company approved the issuance of $1,500,000 in convertible debentures to four investors, of which $1,300,000 was received in cash and used to liquidate the debentures issued to Paramount (former debenture holders) during the period of May 2008 to July 2008. Additionally, the Company converted $100,000 of accounts payable into the convertible debenture and received $100,000 in cash for the remaining debenture in October 2009. The debenture was due in one year from the date of issuance and accrued interest at 15% per annum, to be paid quarterly in either cash or stock of the Company valued at a 20% discount of the 20 day trading average prior to the date of payment. The holders had several options to convert the debentures. On July 24, 2009, all of the holders of the convertible debentures agreed to irrevocably convert the debentures into a 10% ownership interest in the Company ‘ s Cieneguita mining project. The Company has valued the Cieneguita project at approximately $15,000,000. The 10% ownership interest in the Cieneguita project thus approximates the value of the debentures to be converted.

As consideration for the debentures, the Company granted a security interest in its Cieneguita properties to these debenture holders, which was released upon conversion.

On October 12, 2009, the debentures were converted into 10% ownership interest in Cieneguita. The Company recognized a gain on sale of assets in the amount of $1,500,000 for the year ended February 28, 2010.

During the quarter ended May 31, 2009, the Company issued 273,510 warrants to MRT under a convertible debenture agreement, where one warrant was issued for each $0.60 of convertible debentures issued (note 6). The warrants can be exercised at any time at a price of $0.50 for three years.

In November 2009, MRT converted $1,000,000 debenture into units of $0.60 each. The Company recognized a loss on extinguishment of debenture of $114,980.

The value assigned to the beneficial conversion feature of the convertible debentures issued to MRT was $71,866. The fair value of the warrants attached to the convertible debentures was estimated to be $51,800. The fair value was estimated at the date of the grants using the Black-Scholes option pricing model with the following weighted average assumptions:

2009
Expected volatility	108.54-110.36%
Weighted-average volatility	108.54-110.36%
Expected dividend rate	-
Weighted-average expected life of warrants in years	3
Risk-free rate	1.36-1.45%

The weighted average fair value of the warrants was $0.19 per warrant, while the weighted average stock price on the dates granted was $0.32.

LOANS PAYABLE	12 Months Ended
Feb. 28, 2011
Notes to Financial Statements
LOANS PAYABLE

9.           LOANS PAYABLE

As at February 28, 2011, there were loans payable in the amount of $12,876 (February 28, 2010 - $45,303), which are all current. The loans are repayable in monthly installments of $3,272 (February 28, 2010 – $5,716), including interest of 7.50% per annum.

PREFERRED STOCK	12 Months Ended
Feb. 28, 2011
Notes to Financial Statements
PREFERRED STOCK

10.           PREFERRED STOCK

The Company is authorized to issue 20,000,000 shares of preferred stock. The Company’s board of directors is authorized to divide the preferred stock into series, and with respect to each series, to determine the preferences and rights and qualifications, limitations or restrictions thereof, including the dividend rights, conversion rights, voting rights, redemption rights and terms, liquidation preferences, sinking fund provisions, and the number of shares constituting the series and the designations of such series. The board of directors could, without stockholder approval, issue preferred stock with voting and other rights that could adversely affect the voting rights of the holders of common stock, which issuance could have certain anti-takeover effects.

COMMON STOCK	12 Months Ended
Feb. 28, 2011
Notes to Financial Statements
COMMON STOCK

11.           COMMON STOCK

In May 2010, the Company converted subscription proceeds of $50,000 and issued 250,000 shares of common stock in a private placement. The subscribers to the subscription proceeds have agreed to purchase one unit for each $0.20 of subscription proceeds. Each unit consists of one share of the Company ‘ s common stock and one warrant each exercisable at $0.30, which expire in two years.

In December 2009, the Company converted subscription proceeds of $2,275,000 and issued 11,375,000 shares of common stock in a private placement. The subscribers to the subscription proceeds have agreed to purchase one unit for each $0.20 of subscription proceeds. Each unit consists of one share of Company ‘ s common stock and one warrant each exercisable at $0.30, which expire in four years.

In November 2009, the Company received subscription proceeds of $65,000 and issued 325,000 shares of common stock in a private placement. The subscribers to the subscription proceeds have agreed to purchase one unit for each $0.20 of subscription proceeds. Each unit consists of one share of Company ‘ s common stock and one warrant each exercisable at $0.30, which expire in four years.

In November 2009, MRT converted the $1,000,000 debentures into units of $0.60 each. Each unit comprises 2 common shares and 1 warrant. Each warrant is exercisable at $0.50 per share for a period of 3 years. The Company issued 3,333,333 shares and 1,666,667 warrants to MRT.

In October 2009, the Company received subscription proceeds of $20,000 and issued 100,000 shares of common stock in a private placement. The subscribers to the subscription proceeds have agreed to purchase one unit for each $0.20 of subscription proceeds. Each unit consists of one share of Company ‘ s common stock and one warrant each exercisable at $0.30, which expire in four years.

In September 2009, the Company received subscription proceeds of $40,000 and issued 200,000 shares of common stock in a private placement. The subscribers to the subscription proceeds have agreed to purchase one unit for each $0.20 of subscription proceeds. Each unit consists of one share of Company ‘ s common stock and one warrant each exercisable at $0.30, which expire in four years.

In July 2009, the Company received subscription proceeds of $100,000 and issued 500,000 shares of common stock in a private placement. The subscribers to the subscription proceeds have agreed to purchase one unit for each $0.20 of subscription proceeds. Each unit consists of one share of Company ‘ s common stock and one warrant each exercisable at $0.30, which expire in four years.

In June 2009, the Company converted $622,500 of debt into subscription proceeds and issued 2,075,000 common shares. The subscribers to the subscription proceeds have agreed to purchase one unit for each $0.60 of debt. Each unit consists of two shares of Company ‘ s common stock and one warrant each exercisable at $0.50, which expires on December 31, 2010.

In June 2009, the Company issued 1,000,000 shares of common stock to an officer of the Company as bonus. The Company assigned a value of $0.28 per share for a total of $280,000 to these shares.

In May 2009, the Company converted $128,742 of debt into subscription proceeds and issued 429,141 common shares. The subscribers to the subscription proceeds have agreed to purchase one unit for each $0.60 of debt. Each unit consists of two shares of Company ‘ s common stock and one warrant each exercisable at $0.50, which expires on December 31, 2010.

In May 2009, the Company converted $121,258 of stock subscriptions and issued 404,193 common shares. The subscribers have agreed to purchase one unit for each $0.60 of stock subscriptions. Each unit consists of two shares of Company ‘ s common stock and one warrant each exercisable at $0.50, which expires on December 31, 2010.

In May 2009, the Company issued 42,837 shares for $13,500 of investors’ relations services as per the agreement.

In April 2009, the Company issued 2,250,000 shares under an escrow agreement as security against convertible debentures issued in the amount of $250,000. In October 2009, the Company defaulted on the terms of the agreement of the convertible debentures and released the shares from escrow in settlement of the convertible debentures.

In March and April 2009, the Company issued 700,000 shares pursuant to amended convertible debenture agreement and financing arrangements.

STOCK COMPENSATION PROGRAM	12 Months Ended
Feb. 28, 2011
Notes to Financial Statements
STOCK COMPENSATION PROGRAM

12           STOCK COMPENSATION PROGRAM

On March 18, 2009, the board of directors approved the granting of stock options according to the 2009 Nonqualified Stock Option Plan (“2009 Option Plan”) whereby the board is authorized to grant to employees and other related persons stock options to purchase an aggregate of up to 6,000,000 shares of the Company’s common stock. Subject to the adoption of the 2009 Option Plan, the options were granted and vest, pursuant to the terms of the 2009 Option Plan, in six equal installments, with the first installment vesting at the date of grant, and the balance vesting over 2 ½ years, every six months.

In the year ended February 28, 2011, the Company awarded 1,000,000 options to purchase common shares (2010 – 2,150,000) and recorded stock-based compensation expense for the vesting options of $546,054 (2010 - $1,000,201). The following weighted average assumptions were used for the Black-Scholes option-pricing model to value stock options granted in 2010 and 2009:

	2011	2010
Expected volatility	111.59%	105.61%-110.36%
Weighted-average volatility	111.59%	106.89%
Expected dividend rate	-	-
Expected life of options in years	10	3 -10
Risk-free rate	3.43%	1.40% – 3.49%

There were no capitalized stock-based compensation costs at February 28, 2011 or February 28, 2010.

The summary of option activity under the 2009 Option Plan as of February 28, 2011, and changes during the period then ended, is presented below:

Options	Weighted Average Exercise Price	Number of Shares	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value

Balance at March 1, 2010	$0.51	6,560,000
Options granted	0.20	1,000,000
Options exercised	-	-
Options cancelled/forfeited	0.49	(825,000)

Balance at February 28, 2011	0.46	6,735,000	7.66	$154,400

Exercisable at February 28, 2011	$0.52	5,358,333	7.23	$99,917

The weighted-average grant-date fair value of options granted during the year ended February 28, 2011 and February 28, 2010 was $0.19 and $0.32, respectively.

A summary of the status of the Company’s nonvested options as of February 28, 2011, and changes during the year ended February 28, 2011, is presented below:

Non-vested options	Shares	Weighted-average Grant-Date Fair Value
Non-vested at February 28, 2010	2,570,832	$0.29
Granted	1,000,000	0.19
Vested	(2,030,833)	0.27
Cancelled/forfeited	(163,333)	0.22
Non-vested at February 28, 2011	1,376,666	$0.26

As of February 28, 2011, there was an estimated $147,700 of total unrecognized compensation cost related to nonvested share-based compensation arrangements granted under the 2007, 2008 and 2009 nonqualified stock option plans. That cost is expected to be recognized over a weighted-average period of approximately 1.68 years.

WARRANTS	12 Months Ended
Feb. 28, 2011
Notes to Financial Statements
WARRANTS

13           WARRANTS

As at February 28, 2011, the Company had a total of 25,826,733 warrants (February 28, 2010 – 25,380,900) outstanding to purchase common stock. Each warrant entitles the holder to purchase one share of the Company ‘ s common stock. The Company has reserved 25,826,733 shares of common stock in the event that these warrants are exercised.

During the year ended February 28, 2011, the Company received $nil from warrants exercised.

The following table summarizes the continuity of the Company’s share purchase warrants:

	Number of Warrants	Weighted Average Exercise Price

Balance, February 28, 2009	7,102,890	$1.03
Issued	22,887,500	0.38
Cancelled/expired	(4,609,490)	1.11
Exercised	-	-

Balance, February 28, 2010	25,380,900	$0.43
Issued	3,000,000	0.25
Cancelled/expired	(2,554,167)	0.44
Exercised	-	-

February 28, 2011	25,826,733	$0.41

As at February 28, 2011, the following share purchase warrants were outstanding:

Number of Warrants	Exercise Price	Expiry Date
3,000,000	$ 0.25	July 26, 2012
166,666	0.30	May 8, 2012
1,125,000	0.30	July 23, 2011 to November 5, 2011
11,375,000	0.30	December 30, 2011
300,000	0.36	July 23, 2011
200,000	0.40	March 24, 2012
600,000	0.50	August 15, 2012
5,000,000	0.50	December 24, 2012
1,666,667	0.50	November 5, 2012
200,000	0.65	June 30, 2012
1,793,400	0.75	April 2012 to August, 2013
200,000	1.30	June 30, 2012
200,000	$ 2.00	June 30, 2012
25,826,733

RELATED PARTY TRANSACTIONS	12 Months Ended
Feb. 28, 2011
Notes to Financial Statements
RELATED PARTY TRANSACTIONS

14           RELATED PARTY TRANSACTIONS

For the year ended February 28, 2011, the Company paid or accrued management fees of $441,639 (February 28, 2010 - $244,297) to certain officers and directors. The Company also paid or accrued $118,399 (February 28, 2010 - $30,436) to certain officers and directors for travel, office and other related expenses.

The Company also paid consulting fees of $93,333 (February 28, 2010 - $26,667) to companies owned by directors.

As at February 28, 2011, accounts payable of $207,399 (February 28, 2010 - $247,725) was owing to directors and officers of the Company and $43,226 (February 28, 2010 - $5,903) was owing to companies controlled by the directors. In addition, promissory notes of $10,668 (February 28, 2010 - $10,091) were owed to a company controlled by a director (note 7).

All related party transactions are in the normal course of business at the exchange amount agreed to by each party.

INCOME TAXES	12 Months Ended
Feb. 28, 2011
Notes to Financial Statements
INCOME TAXES

15           INCOME TAXES

Deferred income taxes reflect the tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for tax purposes. The components of the net deferred income tax assets are approximately as follows:

	2011	2010
Deferred income tax assets
Equipment	$34,000	$34,000
Net operating loss and credit carry forwards	8,329,000	7,375,000

Gross deferred tax assets	8,363,000	7,409,000
Valuation allowance	(8,363,000)	(7,409,000)
	$-	$-

As at February 28, 2011, the Company’s net operating loss carry-forwards for income tax purposes were approximately $21,172,000 (February 28, 2010 - $18,672,000). If not utilized, they will start to expire in 2017.

SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Feb. 28, 2011
Notes to Financial Statements
SUPPLEMENTAL CASH FLOW INFORMATION

16           SUPPLEMENTAL CASH FLOW INFORMATION

	Year Ended February 28, 2011	Year Ended February 28, 2010	Period From Inception of Development Stage (March 1, 2004) to February 28, 2011

Interest paid	$30,000	$-	$310,053
Common stock issued on conversion of debt	-	872,500	4,193,000
Common stock issued on settlement of notes payable	-	1,250,000	3,133,322
Common stock issued for interest costs	-	82,500	82,500
Common stock issued for financing costs	-	145,000	145,000
Common stock issued for mineral property costs	-	-	580,000
Common stock issued for bonuses	-	280,000	512,750
Shares issued for services	$-	$158,500	$510,590

SUBSEQUENT EVENTS	12 Months Ended
Feb. 28, 2011
Notes to Financial Statements
SUBSEQUENT EVENTS

17           SUBSEQUENT EVENTS

In March 2011, the Company appointed Bruno Le Barber as a member of its board of directors. Mr. Le Barber is the co-founder of Vortex Capital (“Vortex” ), a Hong Kong based gold fund. Previously he was a Vice President at Morgan Stanley in London where he advised trading desks and a large investor base while publishing macro-economic studies. Mr. Le Barber was also a global technical strategist with ABN Amro in Paris. He manages Vortex together with Emilio Alvarez, former Executive Director, Equity Research with Morgan Stanley in London.

In March 2011, the Company paid the initial $150,000 payment, as required under the agreement, for the acquisition of the 15,000 hectare Cerro Delta project in northwest La Rioja Province, Argentina.

In conjunction with the agreement, the Company completed a private placement of 6,560,000 units at $0.20 per unit, for total proceeds of $1,277,000. Each unit consists of one share and one share purchase warrant. Each warrant is exercisable for one share of common stock at an exercise price of $0.30 for a period of two years from the closing date.

In March 2011, the Company and a note holder agreed to cancel $17,778 in outstanding debt in exchange for 55,000 shares of the Company ‘s common stock.

In March 2011, the Company issued 500,000 shares of common stock and warrants to purchase 500,000 shares of common stock at $0.30, expiring on December 31, 2012, to a consultant.

In April 2011, the Company agreed to issue 423,753 of its common stock pursuant to a debt settlement agreement. The shares were valued at the time of the debt settlement agreement of $0.28 per share.